UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value
Common Stock — 95.3%
Consumer Discretionary — 10.6%
Automobiles & Components — 1.0%
222,000	Drew Industries, Inc.	$8,060,820

Consumer Durables & Apparel — 2.5%
333,800	Brunswick Corp.	11,422,636
225,150	G-III Apparel Group Ltd.[1]	9,030,766

		20,453,402

Consumer Services — 3.2%
854,600	Regis Corp.[2]	15,545,174
175,450	Vail Resorts, Inc.	10,934,044

		26,479,218

Retailing — 3.9%
204,400	DSW, Inc. — Class A	13,040,720
208,000	Group 1 Automotive, Inc.	12,494,560
430,900	MarineMax Inc.[1]	5,855,931

		31,391,211

Total Consumer Discretionary		86,384,651

Consumer Staples — 3.8%
Food & Staples Retailing — 1.7%
270,203	Susser Holdings Corp.[1]	13,810,075

Food, Beverage & Tobacco — 0.6%
229,900	Pinnacle Foods Inc.[1]	5,106,079

Household & Personal Products — 1.5%
297,250	Elizabeth Arden, Inc.[1]	11,964,313

Total Consumer Staples		30,880,467

Energy — 1.4%
305,900	Oasis Petroleum, Inc.[1]	11,645,613

Total Energy		11,645,613

Financials — 26.7%
Banks — 11.4%
1,130,350	Boston Private Financial Holdings, Inc.	11,167,858
855,398	Capitol Federal Financial, Inc.	10,324,654
149,100	City National Corp.	8,783,481
667,600	First Midwest Bancorp, Inc.	8,865,728
1,125,700	Fulton Financial Corp.	13,170,690
262,400	Hancock Holding Co.	8,113,408
595,000	Investors Bancorp, Inc.[2]	11,174,100
381,150	MB Financial, Inc.	9,212,395
240,525	UMB Financial Corp.	11,802,562

		92,614,876

Diversified Financials — 3.8%
447,900	Evercore Partners, Inc. — Class A	18,632,640
365,650	Stifel Financial Corp.[1]	12,677,086

		31,309,726

Insurance — 3.2%
218,950	Platinum Underwriters Holdings Ltd.	12,219,599

Shares		Value
Financials — (continued)
Insurance — (continued)
577,600	Selective Insurance Group, Inc.	$13,868,176

		26,087,775

Real Estate — 8.3%
644,375	Chesapeake Lodging Trust	14,781,962
146,000	EastGroup Properties, Inc.	8,497,200
595,509	Geo Group, Inc. (The)	22,403,049
479,800	Potlatch Corp.	22,003,628

		67,685,839

Total Financials		217,698,216

Health Care — 6.2%
Health Care Equipment & Services — 5.3%
491,900	CONMED Corp.	16,754,114
90,050	Cooper Cos., Inc. (The)	9,714,594
399,000	STERIS Corp.	16,602,390

		43,071,098

Pharmaceuticals, Biotechnology & Life Sciences — 0.9%
125,050	BioMarin Pharmaceutical, Inc.[1]	7,785,613

Total Health Care		50,856,711

Industrials — 22.6%
Capital Goods — 13.1%
129,650	Acuity Brands, Inc.	8,991,228
676,971	Barnes Group, Inc.	19,584,771
6,696,550	Capstone Turbine Corp.[1]	6,026,895
281,003	CIRCOR International, Inc.	11,942,627
223,600	DigitalGlobe Inc.[1]	6,464,276
480,200	MRC Global, Inc.[1]	15,812,986
500,000	Quanex Building Products Corp.	8,050,000
201,971	RBC Bearings, Inc.[1]	10,211,654
470,450	Thermon Group Holdings, Inc.[1]	10,448,694
344,700	Titan Machinery, Inc.[12]	9,565,425

		107,098,556

Commercial & Professional Services — 8.1%
369,515	G & K Services, Inc. — Class A	16,816,628
245,300	HNI Corp.	8,705,697
864,050	Interface, Inc.	16,607,041
776,800	Kforce, Inc.	12,716,216
376,600	Mobile Mini Inc.[1]	11,083,338

		65,928,920

Transportation — 1.4%
332,300	Con-way, Inc.	11,700,283

Total Industrials		184,727,759

Information Technology — 10.5%
Semiconductors & Semiconductor Equipment — 4.1%
1,770,000	Atmel Corp.[1]	12,319,200
919,200	Fairchild Semiconductor International, Inc.[1]	12,997,488
381,050	International Rectifier Corp.[12]	8,059,208

		33,375,896

See accompanying notes.	1	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Shares		Value
Information Technology — (continued)
Software & Services — 4.2%
271,700	Fair Isaac Corp.	$12,413,973
827,500	Monster Worldwide, Inc.[1]	4,195,425
723,500	Sapient Corp.[1]	8,819,465
569,100	WNS Holdings Ltd.[1]	8,388,534

		33,817,397

Technology Hardware & Equipment — 2.2%
5,783,600	Quantum Corp.[1]	7,403,008
950,750	Super Micro Computer, Inc.[1]	10,733,967

		18,136,975

Total Information Technology		85,330,268

Materials — 6.9%
282,250	Boise Cascade Co.[1]	9,579,565
489,400	Buckeye Technologies, Inc.	14,657,530
486,804	Calgon Carbon Corp.[1]	8,811,152
320,600	Carpenter Technology Corp.	15,802,374
317,900	OM Group Inc.[1]	7,464,292

Total Materials		56,314,913

Utilities — 6.6%
258,737	El Paso Electric Co.	8,706,500
419,200	NorthWestern Corp.	16,709,312
349,350	Southwest Gas Corp.	16,580,151
302,250	UIL Holdings Corp.	11,966,078

Total Utilities		53,962,041

Total Common Stock
(Cost $635,700,532)		777,800,639

Short-Term Investments — 3.5%
14,198,495	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.11%[3]	14,198,495
14,198,495	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	14,198,495

Total Short-Term Investments
(Cost $28,396,990)		28,396,990

Total Investments Before Short-Term
Investments Held As Collateral For Loaned Securities — 98.8%
(Cost $664,097,522)		806,197,629

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.4%
Repurchase Agreements — 2.4%
$4,626,062	With Barclays: at 0.15%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $4,626,139 (collateralized by U.S. Treasury Notes, par values ranging from $246,201 - $2,786,432, coupon rates ranging from 0.13% - 2.38%, 01/15/16 - 01/15/17; total market value $4,718,585)	$4,626,062
4,626,062	With Deutsche: at 0.25%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $4,626,190 (collateralized by Federal National Mortgage Association, par values ranging from $1,222 - $1,526,041, coupon rates ranging from 2.15% - 7.00%, 03/01/20 - 11/01/42; total market value $4,764,844)	4,626,062
4,626,062	With Goldman: at 0.10%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $4,626,113 (collateralized by U.S. Treasury Note, par value $3,561,209, 2.50%, 07/15/16; total market value $4,718,587)	4,626,062
4,626,062	With JPMorgan: at 0.13%, dated 03/29/13, to be repurchased on 04/01/13, repurchase price $4,626,112 (collateralized by Federal National Mortgage Association, par values ranging from $578 - $371,262, coupon rates ranging from 1.58% - 6.42%, 12/01/16 - 03/01/43; total market value $4,764,897)	4,626,062
846,866	With UBS: at 0.15%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $846,880 (collateralized by U.S. Treasury Notes, par values ranging from $3,528 - 433,736, coupon rates ranging from 0.00% - 2.38%, 06/13/13 - 06/30/17; total market value $863,803)	846,866

Total Repurchase Agreements		19,351,114

See accompanying notes.	2	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — (continued)
Time Deposit — 0.0%
$127,001	DNB Bank ASA Time Deposit, 0.05%, 04/01/13[3]	$127,001

Total Time Deposit		127,001

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $19,478,115)		19,478,115

Total Investments — 101.2% (Cost $683,575,637)[4]		825,675,744	[5]
Liabilities in Excess of Other Assets — (1.2%)		(9,499,432)

Total Net Assets — 100.0%		$816,176,312

See accompanying notes.	3	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2013 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unob- servable Inputs
Investments in Securities
Common Stock	$777,800,639	$777,800,639	—	—
Short-Term Investments	28,396,990	28,396,990	—	—
Short-Term Investments Held as Collateral for Loaned Securities	19,478,115	—	$19,478,115	—

Total	$825,675,744	$806,197,629	$19,478,115	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $692,041,445. At March 31, 2013, net unrealized appreciation was $133,634,299. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $161,008,351, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $27,374,052.

[5]

At March 31, 2013, the market value of securities on loan for the CRM Small Cap Value Fund was $19,009,851. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	4	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 8.2%
Consumer Durables & Apparel — 2.4%
374,350	Brunswick Corp.	$12,810,257
108,879	PVH Corp.	11,629,366

		24,439,623

Consumer Services — 1.6%
364,500	Hyatt Hotels Corp. — Class A1	15,757,335

Media — 1.2%
212,900	Madison Square Garden Co. (The) — Class A1	12,263,040

Retailing — 3.0%
252,250	DSW, Inc. — Class A	16,093,550
267,900	Williams-Sonoma, Inc.	13,802,208

		29,895,758

Total Consumer Discretionary		82,355,756

Consumer Staples — 5.9%
Food, Beverage & Tobacco — 5.9%
446,700	Dr Pepper Snapple Group, Inc.	20,972,565
461,193	Hillshire Brands Co.	16,210,934
298,200	Ingredion, Inc.	21,565,824

		58,749,323

Total Consumer Staples		58,749,323

Energy — 5.2%
151,500	Cimarex Energy Co.	11,429,160
361,400	Forum Energy Technologies Inc.[1,2]	10,393,864
228,800	Oceaneering International, Inc.	15,194,608
303,300	Whiting Petroleum Corp.[1]	15,419,772

Total Energy		52,437,404

Financials — 18.4%
Banks — 5.2%
402,800	Hancock Holding Co.	12,454,576
2,236,700	KeyCorp.	22,277,532
1,627,550	TFS Financial Corp.[1]	17,626,366

		52,358,474

Diversified Financials — 5.9%
65,925	Affiliated Managers Group, Inc.[1]	10,124,102
907,600	E*trade Financial Corp.[1]	9,720,396
593,900	Lazard Ltd. — Class A	20,269,807
404,900	Raymond James Financial, Inc.	18,665,890

		58,780,195

Insurance — 3.5%
471,650	American Financial Group, Inc.	22,346,777
299,350	WR Berkley Corp.	13,282,160

		35,628,937

Real Estate — 3.8%
700,150	CBRE Group, Inc — Class A1	17,678,788

Shares		Value
Financials — (continued)
Real Estate — (continued)
338,850	Rayonier, Inc.	$20,219,179

		37,897,967

Total Financials		184,665,573

Health Care — 6.2%
Health Care Equipment & Services — 2.9%
270,050	CIGNA Corp.	16,843,019
109,600	Cooper Cos., Inc. (The)	11,823,648

		28,666,667

Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
150,250	BioMarin Pharmaceutical, Inc.[1]	9,354,565
331,790	Hospira, Inc.[1]	10,892,666
188,425	Techne Corp.	12,784,636

		33,031,867

Total Health Care		61,698,534

Industrials — 19.8%
Capital Goods — 18.5%
273,650	BE Aerospace, Inc.[1]	16,498,358
440,200	Fortune Brands Home & Security, Inc.[1]	16,476,686
171,914	Lincoln Electric Holdings, Inc.	9,314,301
498,250	MRC Global, Inc.[1]	16,407,372
282,150	Oshkosh Corp.[1]	11,988,554
153,850	Pall Corp.	10,518,724
195,368	Regal-Beloit Corp.	15,934,214
244,990	Snap-On, Inc.	20,260,673
248,200	Stanley Black & Decker, Inc.	20,096,754
297,800	Timken Co.	16,849,524
201,650	Triumph Group Inc.	15,829,525
214,134	WESCO International, Inc.[1,2]	15,548,270

		185,722,955

Commercial & Professional Services — 1.3%
157,100	Dun & Bradstreet Corp. (The)[2]	13,141,415

Total Industrials		198,864,370

Information Technology — 14.6%
Semiconductors & Semiconductor Equipment — 2.4%
1,547,600	Atmel Corp.[1]	10,771,296
1,969,740	LSI Corp.[1]	13,354,837

		24,126,133

Software & Services — 10.4%
610,260	BMC Software, Inc.[1]	28,273,346
289,350	Informatica Corp.[1]	9,973,894
1,018,050	Monster Worldwide, Inc.[1]	5,161,514
601,290	PTC, Inc.[1]	15,326,882
476,200	Synopsys, Inc.[1]	17,086,056
554,100	Total System Services, Inc.	13,730,598
611,850	Vantiv, Inc. — Class A1	14,525,319

		104,077,609

See accompanying notes.	5	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — 1.8%
514,320	Avnet, Inc.[1]	$18,618,384

Total Information Technology		146,822,126

Materials — 9.6%
99,950	Airgas, Inc.	9,911,042
202,750	Ashland, Inc.	15,064,325
379,400	FMC Corp.	21,637,182
703,000	Huntsman Corp.	13,068,770
550,250	MeadWestvaco Corp.	19,974,075
519,300	RPM International, Inc.	16,399,494

Total Materials		96,054,888

Utilities — 7.7%
434,750	American Water Works Co., Inc.	18,016,040
489,700	CMS Energy Corp.	13,682,218
684,600	NV Energy, Inc.	13,712,538
246,050	OGE Energy Corp.	17,218,579
378,450	UIL Holdings Corp.	14,982,836

Total Utilities		77,612,211

Total Common Stock (Cost $757,109,735)		959,260,185

Short-Term Investments — 4.1%
20,424,141	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.11%[3]	20,424,141
20,424,141	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	20,424,141

Total Short-Term Investments (Cost $40,848,282)		40,848,282

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.7% (Cost $797,958,017)		1,000,108,467

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 3.1%
Repurchase Agreements — 2.3%
$7,268,381	With Barclays: at 0.15%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $7,268,502 (collateralized by U.S. Treasury Notes, par values ranging from $386,826 - $4,377,989, coupon rates ranging from 0.13% - 2.38%, 01/15/16 - 01/15/17; total market value $7,413,751)	7,268,381

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — (continued)
Repurchase Agreements — (continued)
$7,268,381	With Deutsche: at 0.25%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $7,268,583 (collateralized by Federal National Mortgage Association, par values ranging from $1,920 - $2,397,687, coupon rates ranging from 2.15% - 7.00%, 03/01/20 - 11/01/42; total market value $7,486,432)	$7,268,381
1,695,494	With Goldman: at 0.10%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $1,695,513 (collateralized by U.S. Treasury Note, par value $1,305,216, 2.50%, 07/15/16; total market value $1,729,405)	1,695,494
7,268,381	With JPMorgan: at 0.13%, dated 03/29/13, to be repurchased on 04/01/13, repurchase price $7,268,460 (collateralized by Federal National Mortgage Association, par values ranging from $909 - $611,818, coupon rates ranging from 1.58% - 6.42%, 12/01/16 - 03/01/43; total market value $7,486,516)	7,268,381

Total Repurchase Agreements		23,500,637

Time Deposits — 0.8%
1,300,000	Bank of Nova Scotia Time Deposit, 0.10%, 04/01/13[3]	1,300,000
1,100,000	Credit Agricole Time Deposit, 0.18%, 04/01/13[3]	1,100,000
203,001	DNB Bank ASA Time Deposit, 0.05%, 04/01/13[3]	203,001
1,000,000	DZ Bank AG New York Time Deposit, 0.08%, 04/01/13[3]	1,000,000
1,200,000	National Australia Time Deposit, 0.10%, 04/01/13[3]	1,200,000
1,100,000	Natixis New York Time Deposit, 0.18%, 04/01/13[3]	1,100,000
1,200,000	Skandinaviska Time Deposit, 0.11%, 04/01/13[3]	1,200,000

Total Time Deposits.		7,103,001

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $30,603,638)		30,603,638

See accompanying notes.	6	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2013 (Unaudited)

	Value
Total Investments — 102.8%
(Cost $828,561,655)[4]	$1,030,712,105	[5]
Liabilities in Excess of Other Assets — (2.8%)	(27,952,962)

Total Net Assets — 100.0%	$1,002,759,143

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Un- observable Inputs
Investments in Securities
Common Stock	$959,260,185	$959,260,185	—	—
Short-Term Investments	40,848,282	40,848,282	—	—
Short-Term Investments Held as Collateral for Loaned Securities	30,603,638	—	$30,603,638	—

Total	$1,030,712,105	$1,000,108,467	$30,603,638	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $838,112,602. At March 31, 2013, net unrealized appreciation was $192,599,503. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $212,537,279, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $19,937,776.

[5]

At March 31, 2013, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $30,142,153. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	7	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value
Common Stock — 96.5%
Consumer Discretionary — 12.2%
Automobiles & Components — 2.3%
1,327,600	Harley-Davidson, Inc.	$70,761,080

Consumer Durables & Apparel — 4.2%
2,575,251	Newell Rubbermaid, Inc.	67,214,051
419,097	PVH Corp.	44,763,751
173,200	Whirlpool Corp.	20,517,272

		132,495,074

Hotels, Restaurants & Leisure — 1.2%
581,100	Starwood Hotels & Resorts Worldwide, Inc.	37,033,503

Media — 2.1%
4,965,500	Interpublic Group of Cos., Inc. (The)	64,700,465

Retailing — 2.4%
360,500	Advance Auto Parts, Inc.	29,795,326
866,075	Williams-Sonoma, Inc.	44,620,184

		74,415,510

Total Consumer Discretionary		379,405,632

Consumer Staples — 3.7%
Food, Beverage & Tobacco — 3.1%
806,000	Beam, Inc.	51,213,240
504,604	Hershey Co. (The)	44,167,988

		95,381,228

Household & Personal Products — 0.6%
212,350	Clorox Co. (The)	18,799,345

Total Consumer Staples		114,180,573

Energy — 8.3%
2,906,350	Cameco Corp.[2]	60,393,953
667,450	Cameron International Corp.[1]	43,517,740
2,139,200	Marathon Oil Corp.	72,133,824
584,600	Oceaneering International, Inc.	38,823,286
889,100	Whiting Petroleum Corp.[1]	45,201,844

Total Energy		260,070,647

Financials — 17.9%
Banks — 7.6%
1,168,350	CIT Group, Inc.[1]	50,799,858
2,804,900	Fifth Third Bancorp	45,747,919
6,947,200	KeyCorp.	69,194,112
2,507,885	SunTrust Banks, Inc.	72,252,167

		237,994,056

Diversified Financials — 6.5%
2,067,150	Invesco Ltd.	59,864,664
585,300	Northern Trust Corp.	31,933,968
673,500	Raymond James Financial, Inc.	31,048,350
1,340,150	State Street Corp.	79,189,463

		202,036,445

Shares		Value
Financials — (continued)
Insurance — 2.0%
505,900	Brown & Brown, Inc.	$16,209,036
547,660	Chubb Corp. (The)	47,936,680

		64,145,716

Real Estate — 1.8%
2,195,300	CBRE Group, Inc — Class A1	55,431,325

Total Financials		559,607,542

Health Care — 7.5%
Health Care Equipment & Services — 6.4%
971,700	AmerisourceBergen Corp.	49,993,965
1,448,678	CareFusion Corp.[1]	50,689,243
849,850	CIGNA Corp.	53,005,145
1,118,577	St. Jude Medical, Inc.	45,235,254

		198,923,607

Pharmaceuticals & Biotechnology — 1.1%
1,039,844	Hospira, Inc.[1]	34,138,078

Total Health Care		233,061,685

Industrials — 18.1%
Capital Goods — 11.4%
1,654,225	Dover Corp.	120,559,918
1,134,700	Owens Corning[1]	44,741,221
2,391,350	Pentair, Inc.	126,143,712
768,711	Stanley Black & Decker, Inc.	62,242,530

		353,687,381

Commercial Services & Supplies — 6.0%
493,900	Dun & Bradstreet Corp. (The)[2]	41,314,735
2,498,650	Experian PLC, ADR[3]	43,301,605
3,244,500	Tyco International Ltd.	103,824,000

		188,440,340

Retail — 0.7%
250,400	MSC Industrial Direct Co., Inc. — Class A	21,479,312

Total Industrials		563,607,033

Information Technology — 12.5%
Semiconductors & Semiconductor Components — 4.0%
987,800	Avago Technologies Ltd.	35,481,776
6,136,645	LSI Corp.[1]	41,606,453
1,315,200	Microchip Technology, Inc.[2]	48,346,752

		125,434,981

Software & Services — 8.5%
1,773,098	BMC Software, Inc.[1]	82,147,630
1,856,304	PTC, Inc.[1]	47,317,189
1,456,250	Synopsys, Inc.[1]	52,250,250
767,600	Teradata Corp.[1]	44,912,276
1,488,350	Total System Services, Inc.	36,881,313

		263,508,658

Total Information Technology		388,943,639

See accompanying notes.	8	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Shares		Value
Materials — 7.9%
312,300	Airgas, Inc.	$30,967,668
619,788	Ashland, Inc.	46,050,248
1,176,350	FMC Corp.	67,087,240
2,220,650	Huntsman Corp.	41,281,884
1,709,155	MeadWestvaco Corp.	62,042,327

Total Materials		247,429,367

Utilities — 8.4%
1,490,493	American Water Works Co., Inc.	61,766,030
3,167,408	NiSource, Inc.	92,931,751
1,451,350	Northeast Utilities	63,075,671
1,446,900	Xcel Energy, Inc.	42,972,930

Total Utilities		260,746,382

Total Common Stock (Cost $2,443,919,531)		3,007,052,500

Short-Term Investments — 3.6%
57,137,395	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.11%[4]	57,137,395
57,137,396	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	57,137,396

Total Short-Term Investments (Cost $114,274,791)		114,274,791

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.1% (Cost $2,558,194,322)		3,121,327,291

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 4.3%
Repurchase Agreements — 3.1%
$31,492,607	With Barclays: at 0.15%, dated 03/28/13, to be repurchased on 04/01/13 , repurchase price $31,493,132 (collateralized by U.S. Treasury Notes, par values ranging from $1,676,047 - $18,969,049, coupon rates ranging from 0.13% - 2.375%, 01/15/16 - 01/15/17; total Market value $32,122,470)	31,492,607

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — (continued)
Repurchase Agreements — (continued)
$31,492,607	With Deutsche: at 0.25%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $31,493,482 (collateralized by Federal National Mortgage Association, par values ranging from $8,320 - $10,388,753, coupon rates ranging from 2.15% - 7.00%, 03/01/20 - 11/01/42; total market value $32,437,385)	$31,492,607
3,574,232	With Goldman: at 0.10%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $3,574,272 (collateralized by U.S. Treasury Note, par value $2,751,495, 2.50%, 07/15/16; total market value $3,645,720)	3,574,232
31,492,607	With JPMorgan: at 0.13%, dated 03/29/13, to be repurchased on 04/01/13, repurchase price $31,493,062 (collateralized by Federal National Mortgage Association, par values ranging from $3,937 - $2,650,898, coupon rates ranging from 1.58% - 6.42%, 12/01/16 - 03/01/43; total market value $32,437,748)	31,492,607

Total Repurchase Agreements		98,052,053

Time Deposits — 1.2%
6,200,000	Bank of Nova Scotia Time Deposit, 0.10%, 04/01/13[4]	6,200,000
5,400,000	Credit Agricole Time Deposit, 0.18%, 04/01/13[4]	5,400,000
948,003	DNB Bank ASA Time Deposit, 0.05%, 04/01/13[4]	948,003
5,000,000	DZ Bank AG New York Time Deposit, 0.08%, 04/01/13[4]	5,000,000
5,800,000	National Australia Time Deposit, 0.10%, 04/01/13[4]	5,800,000
5,400,000	Natixis New York Time Deposit, 0.18%, 04/01/13[4]	5,400,000
5,800,000	Skandinaviska Time Deposit, 0.11%, 04/01/13[4]	5,800,000

Total Time Deposits.		34,548,003

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $132,600,056)		132,600,056

See accompanying notes.	9	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2013 (Unaudited)

	Value
Total Investments — 104.4%
(Cost $2,690,794,378)[5]	$3,253,927,347	[6]
Liabilities in Excess of Other Assets — (4.4%)	(137,405,082)

Total Net Assets — 100.0%	$3,116,522,265

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Un- observable Inputs
Investments in Securities
Common Stock	$3,007,052,500	$3,007,052,500	—	—
Short-Term Investments	114,274,791	114,274,791	—	—
Short-Term Investments Held as Collateral for Loaned Securities	132,600,056	—	$132,600,056	—

Total	$3,253,927,347	$3,121,327,291	$132,600,056	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $2,722,565,442. At March 31, 2013, net unrealized appreciation was $531,361,905. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $568,880,963, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $37,519,058.

[6]

At March 31, 2013, the market value of securities on loan for the CRM Mid Cap Value Fund was $128,833,039. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	10	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value
Common Stock — 96.1%
Consumer Discretionary — 7.6%
Automobiles & Components — 2.5%
29,400	Harley-Davidson, Inc.	$1,567,020

Hotels, Restaurants & Leisure — 1.2%
11,650	Starwood Hotels & Resorts
	Worldwide, Inc.	742,454

Media — 2.2%
21,700	Viacom, Inc. — Class B	1,336,069

Retailing — 1.7%
15,710	Target Corp.	1,075,350

Total Consumer Discretionary		4,720,893

Consumer Staples — 11.4%
Food, Beverage & Tobacco — 9.4%
27,500	Coca-Cola Co. (The)	1,112,100
20,450	General Mills, Inc.	1,008,390
25,533	Kraft Foods Group, Inc.	1,315,715
49,450	Mondelez International, Inc. — Class A	1,513,665
11,700	PepsiCo, Inc.	925,587

		5,875,457

Household & Personal Products — 2.0%
19,100	Estee Lauder Cos., Inc. (The) — Class A	1,222,973

Total Consumer Staples		7,098,430

Energy — 11.8%
60,550	Cameco Corp.	1,258,229
9,700	EOG Resources, Inc.	1,242,279
43,900	Marathon Oil Corp.	1,480,308
10,850	National Oilwell Varco, Inc.	767,638
17,700	Occidental Petroleum Corp.	1,387,149
16,800	Schlumberger Ltd.	1,258,152

Total Energy		7,393,755

Financials — 15.9%
Banks — 4.8%
51,100	SunTrust Banks, Inc.	1,472,191
46,100	US Bancorp	1,564,173

		3,036,364

Diversified Financials — 7.5%
18,650	Capital One Financial Corp.	1,024,817
31,200	JPMorgan Chase & Co.	1,480,752
27,000	Morgan Stanley	593,460
26,800	State Street Corp.	1,583,612

		4,682,641

Insurance — 3.5%
13,350	Chubb Corp. (The)	1,168,526
26,670	MetLife, Inc.	1,013,993

		2,182,519

Shares		Value
Financials — (continued)
Real Estate — 0.1%
900	Rayonier, Inc.	$53,703

Total Financials		9,955,227

Health Care — 9.9%
Health Care Equipment & Services — 3.5%
19,300	Covidien PLC[2]	1,309,312
22,150	St. Jude Medical, Inc.	895,746

		2,205,058

Pharmaceuticals & Biotechnology — 6.4%
20,890	Hospira, Inc.[1]	685,819
30,900	Merck & Co., Inc.	1,366,707
67,000	Pfizer, Inc.	1,933,620

		3,986,146

Total Health Care		6,191,204

Industrials — 20.5%
Capital Goods — 16.8%
32,950	Dover Corp.	2,401,396
23,300	Eaton Corp. PLC[2]	1,427,125
77,500	General Electric Co.	1,791,800
15,000	Honeywell International, Inc.	1,130,250
48,000	Pentair, Inc.	2,532,000
15,500	Stanley Black & Decker, Inc.	1,255,035

		10,537,606

Commercial Services & Supplies — 3.7%
71,800	Tyco International Ltd.	2,297,600

Total Industrials		12,835,206

Information Technology — 14.8%
Semiconductors & Semiconductor Components — 1.1%
52,100	Applied Materials Inc.	702,308

Software & Services — 7.8%
27,150	Automatic Data Processing, Inc.	1,765,293
38,180	BMC Software, Inc.[1]	1,768,879
55,400	Symantec Corp.[1]	1,367,272

		4,901,444

Technology Hardware & Equipment — 5.9%
59,500	Cisco Systems, Inc.	1,244,145
67,050	EMC Corp.[1]	1,601,824
12,250	QUALCOMM, Inc.	820,138

		3,666,107

Total Information Technology		9,269,859

Utilities — 4.2%
43,100	NiSource, Inc.	1,264,554
31,600	Northeast Utilities	1,373,336

Total Utilities		2,637,890

Total Common Stock (Cost $52,585,092)		60,102,464

See accompanying notes.	11	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2013 (Unaudited)

Shares		Value
Short-Term Investments — 3.4%
1,067,369	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.11%[3]	$1,067,369
1,067,368	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	1,067,368

Total Short-Term Investments (Cost $2,134,737)		2,134,737

Total Investments — 99.5% (Cost $54,719,829)[4]		62,237,201
Other Assets in Excess of Liabilities — 0.5%		323,731

Total Net Assets — 100.0%		$62,560,932

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$60,102,464	$60,102,464	—	—
Short-Term Investments	2,134,737	2,134,737	—	—

Total	$62,237,201	$62,237,201	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $55,213,018. At March 31, 2013, net unrealized appreciation was $7,024,183. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,641,507, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $617,324.

See accompanying notes.	12	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value
Common Stock — 95.5%
Consumer Discretionary — 6.9%
Automobiles & Components — 2.2%
27,600	Harley-Davidson, Inc.	$1,471,080

Consumer Durables & Apparel — 1.1%
7,100	PVH Corp.	758,351

Media — 1.9%
97,800	Interpublic Group of Cos., Inc. (The)	1,274,334

Retailing — 1.7%
17,000	Target Corp.	1,163,650

Total Consumer Discretionary		4,667,415

Consumer Staples — 3.9%
Food, Beverage & Tobacco — 3.9%
30,200	Coca-Cola Co. (The)	1,221,288
46,700	Mondelez International, Inc. — Class A	1,429,487

		2,650,775

Total Consumer Staples		2,650,775

Energy — 10.2%
65,800	Cameco Corp.	1,367,324
11,250	EOG Resources, Inc.	1,440,788
38,200	Marathon Oil Corp.	1,288,104
18,650	Occidental Petroleum Corp.	1,461,600
18,200	Schlumberger Ltd.	1,362,998

Total Energy		6,920,814

Financials — 17.0%
Banks — 4.1%
53,100	SunTrust Banks, Inc.	1,529,811
113,750	TFS Financial Corp.[1]	1,231,912

		2,761,723

Diversified Financials — 8.6%
20,400	Capital One Financial Corp.	1,120,980
33,800	JPMorgan Chase & Co.	1,604,148
40,000	Lazard Ltd. — Class A	1,365,200
28,900	State Street Corp.	1,707,701

		5,798,029

Real Estate — 4.3%
50,015	Geo Group, Inc. (The)	1,881,564
17,350	Rayonier, Inc.	1,035,275

		2,916,839

Total Financials		11,476,591

Health Care — 11.1%
Health Care Equipment & Services — 4.9%
27,800	CONMED Corp.	946,868
24,050	St. Jude Medical, Inc.	972,582
33,800	STERIS Corp.	1,406,418

		3,325,868

Shares		Value
Health Care — (continued)
Pharmaceuticals & Biotechnology — 6.2%
22,770	Hospira, Inc.[1]	$747,539
33,350	Merck & Co., Inc.	1,475,071
66,700	Pfizer, Inc.	1,924,962

		4,147,572

Total Health Care		7,473,440

Industrials — 25.1%
Capital Goods — 20.4%
36,400	Dover Corp.	2,652,832
24,900	Eaton Corp. PLC[2]	1,525,125
27,300	Fortune Brands Home & Security, Inc.[1]	1,021,839
72,900	General Electric Co.	1,685,448
32,900	MRC Global, Inc.[1]	1,083,397
10,850	Pall Corp.	741,814
52,050	Pentair, Inc.	2,745,638
11,100	Snap-On, Inc.	917,970
16,800	Stanley Black & Decker, Inc.	1,360,296

		13,734,359

Commercial Services & Supplies — 4.7%
10,250	Dun & Bradstreet Corp. (The)	857,412
72,900	Tyco International Ltd.	2,332,800

		3,190,212

Total Industrials		16,924,571

Information Technology — 12.5%
Software & Services — 9.2%
29,300	Automatic Data Processing, Inc.	1,905,086
40,700	BMC Software, Inc.[1]	1,885,631
70,300	Monster Worldwide, Inc.[1]	356,421
40,500	PTC, Inc.[1]	1,032,345
43,500	Symantec Corp.[1]	1,073,580

		6,253,063

Technology Hardware & Equipment — 3.3%
53,300	EMC Corp.[1]	1,273,337
13,900	QUALCOMM, Inc.	930,605

		2,203,942

Total Information Technology		8,457,005

Materials — 2.4%
28,450	FMC Corp.	1,622,504

Total Materials		1,622,504

Utilities — 6.4%
33,800	American Water Works Co., Inc.	1,400,672
49,800	NiSource, Inc.	1,461,132
33,800	Northeast Utilities	1,468,948

Total Utilities		4,330,752

Total Common Stock (Cost $55,810,743)		64,523,867

See accompanying notes.	13	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2013 (Unaudited)

Shares		Value
Short-Term Investments — 2.8%
929,519	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.11%[3]	$929,519
929,519	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	929,519

Total Short-Term Investments (Cost $1,859,038)		1,859,038

Total Investments — 98.3% (Cost $57,669,781)[4]		66,382,905
Other Assets in Excess of Liabilities — 1.7%		1,175,427

Total Net Assets — 100.0%		$67,558,332

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$64,523,867	$64,523,867	—	—
Short-Term Investments	1,859,038	1,859,038	—	—

Total	$66,382,905	$66,382,905	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $57,989,909. At March 31, 2013, net unrealized appreciation was $8,392,996. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,403,803, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,010,807.

See accompanying notes.	14	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value
Common Stock — 94.0%
Bermuda — 2.5%
2,400	Credicorp Ltd.	$398,520
17,700	Lazard Ltd. — Class A	604,101

Total Bermuda		1,002,621

Brazil — 1.7%
39,600	Vale SA, ADR[2]	654,588

Total Brazil		654,588

Canada — 3.3%
27,300	Cameco Corp.	567,294
11,000	TELUS Corp.	759,718

Total Canada		1,327,012

Finland — 3.2%
37,100	Elisa OYJ	690,410
40,250	Kemira OYJ	559,581

Total Finland		1,249,991

France — 5.0%
6,200	Pernod-Ricard SA	772,756
4,050	Sanofi	413,042
7,870	Technip SA	807,228

Total France		1,993,026

Germany — 3.7%
5,800	Adidas AG	602,909
4,550	Linde AG	847,565

Total Germany		1,450,474

Hong Kong — 1.4%
428,000	PICC Property & Casualty Co. Ltd.	551,710

Total Hong Kong		551,710

Indonesia — 1.7%
609,000	Telekomunikasi Indonesia Tbk PT	691,191

Total Indonesia		691,191

Ireland — 4.8%
71,100	C&C Group PLC[3]	461,896
9,000	Covidien PLC[3]	610,560
13,600	Eaton Corp. PLC[3]	833,000

Total Ireland		1,905,456

Japan — 8.9%
68,000	Isuzu Motors Ltd.	412,113
9,500	Itochu Techno-Solutions Corp.	470,329
28,000	JGC Corp.	718,619
33,300	Nichi-Iko Pharmaceutical Co. Ltd.	764,530
38,700	Sega Sammy Holdings, Inc.	776,928
32,100	Sumitomo Electric Industries Ltd.	394,961

Total Japan		3,537,480

Netherlands — 2.7%
43,400	ING Groep N.V.[1]	312,283

Shares		Value
Netherlands — (continued)
13,300	Koninklijke DSM N.V.	$775,032

Total Netherlands		1,087,315

Norway — 1.4%
24,100	Subsea 7 SA	566,391

Total Norway		566,391

Philippines — 1.1%
96,830	Security Bank Corp.	432,026

Total Philippines		432,026

Switzerland — 10.0%
7,700	Cie Financiere Richemont SA — Class A	606,234
7,250	Holcim Ltd.	579,101
22,600	Pentair, Inc.	1,192,150
5,550	Swiss Re AG	452,004
35,800	Tyco International Ltd.	1,145,600

Total Switzerland		3,975,089

Thailand — 1.7%
563,000	Bank of Ayudhya PCL	665,399

Total Thailand		665,399

Turkey — 1.5%
372,700	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	595,643

Total Turkey		595,643

United Arab Emirates — 1.6%
65,600	Dragon Oil PLC[3]	647,896

Total United Arab Emirates		647,896

United Kingdom — 5.7%
18,880	Croda International PLC[3]	788,610
25,900	Rolls-Royce Holdings PLC[1,3]	445,667
33,700	Tullow Oil PLC[3]	630,858
11,000	Weir Group PLC (The)[3]	379,510

Total United Kingdom		2,244,645

United States — 32.1%
12,600	Automatic Data Processing, Inc.	819,252
17,900	BMC Software, Inc.[1]	829,307
16,400	CBRE Group, Inc — Class A1	414,100
28,200	Cisco Systems, Inc.	589,662
15,500	Coca-Cola Co. (The)	626,820
16,200	Dover Corp.	1,180,656
9,300	Estee Lauder Cos., Inc. (The) — Class A	595,479
47,600	Interpublic Group of Cos., Inc. (The)	620,228
12,000	JPMorgan Chase & Co.	569,520
88,750	LSI Corp.[1]	601,725
14,400	Merck & Co., Inc.	636,912

See accompanying notes.	15	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Shares		Value
United States — (continued)
22,600	Mondelez International, Inc. — Class A	$691,786
21,100	MRC Global, Inc.[1]	694,823
9,400	Occidental Petroleum Corp.	736,678
31,600	Pfizer, Inc.	911,976
7,800	QUALCOMM, Inc.	522,210
9,000	Schlumberger Ltd.	674,010
8,000	Stanley Black & Decker, Inc.	647,760
5,600	Target Corp.	383,317

Total United States		12,746,221

Total Common Stock (Cost $32,286,259)		37,324,174

Short-Term Investments — 5.0%
979,381	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.11%[4]	979,381
979,382	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	979,382

Total Short-Term Investments (Cost $1,958,763)		1,958,763

Total Investments — 99.0% (Cost $34,245,022)[5]		39,282,937
Other Assets in Excess of Liabilities — 1.0%		410,040

Total Net Assets — 100.0%		$39,692,977

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Bermuda	$1,002,621	$1,002,621	—	—
Brazil	654,588	654,588	—	—
Canada	1,327,012	1,327,012	—	—
Finland	1,249,991	—	$1,249,991	—
France	1,993,026	—	1,993,026	—
Germany	1,450,474	—	1,450,474	—
Hong Kong	551,710	—	551,710	—
Indonesia	691,191	—	691,191	—
Ireland	1,905,456	1,443,560	461,896	—
Japan	3,537,480	—	3,537,480	—
Netherlands	1,087,315	—	1,087,315	—
Norway	566,391	—	566,391	—
Philippines	432,026	—	432,026	—
Switzerland	3,975,089	1,145,600	2,829,489	—
Thailand	665,399	—	665,399	—
Turkey	595,643	—	595,643	—
United Arab Emirates	647,896	647,896	—	—
United Kingdom	2,244,645	—	2,244,645	—
United States	12,746,221	12,746,221	—	—
Short-Term Investments	1,958,763	1,958,763	—	—

Total	$39,282,937	$20,926,261	$18,356,676	—

See accompanying notes.	16	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2013 (Unaudited)

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Securities transferred from Level 2 into Level 1 with an end of period value of $647,896. This transfer occurred as a result of those securities not meeting the percentage change for utilizing the fair valuation model at March 31, 2013.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $34,524,432. At March 31, 2013, net unrealized appreciation was $4,758,505. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,323,459, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $564,954.

See accompanying notes.	17	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Shares		Value
Common Stock — 92.7%
Belgium — 1.2%
4,000	Solvay SA	$542,787

Total Belgium		542,787

Bermuda — 1.0%
2,900	Credicorp Ltd.	481,545

Total Bermuda		481,545

Canada — 7.7%
32,800	Cameco Corp.	681,584
28,000	Canadian Natural Resources Ltd.	897,731
25,150	Cenovus Energy, Inc.	778,874
11,400	TELUS Corp.	787,345
36,100	Trican Well Service Ltd.	529,497

Total Canada		3,675,031

Finland — 3.9%
46,550	Elisa OYJ	866,268
70,400	Kemira OYJ	978,745

Total Finland		1,845,013

France — 8.6%
8,150	Cie Generale Des Etablissements Michelin — Class B	682,815
23,275	JCDecaux SA	638,497
7,600	Pernod-Ricard SA	947,249
6,850	Sanofi	698,602
10,750	Technip SA	1,102,630

Total France		4,069,793

Germany — 9.6%
8,750	Adidas AG	909,559
7,350	BASF SE	645,351
3,850	Brenntag AG	602,015
7,000	Fresenius Medical Care AG & Co. KGAA	473,293
9,200	Lanxess AG	654,002
6,850	Linde AG	1,276,005

Total Germany		4,560,225

Hong Kong — 2.7%
153,000	Hang Lung Properties Ltd.	572,810
530,000	PICC Property & Casualty Co. Ltd.	683,193

Total Hong Kong		1,256,003

Indonesia — 1.8%
753,000	Telekomunikasi Indonesia Tbk PT	854,625

Total Indonesia		854,625

Ireland — 5.8%
91,050	C&C Group PLC[2]	591,500
19,000	Kerry Group PLC — Class A2	1,132,396
19,100	Shire PLC[2]	581,682
29,350	WPP PLC[2]	469,046

Total Ireland		2,774,624

Shares		Value
Japan — 13.2%
22,600	Canon, Inc.	$830,550
81,000	Isuzu Motors Ltd.	490,900
11,400	Itochu Techno-Solutions Corp.	564,394
32,000	JGC Corp.	821,279
18,000	Kao Corp.	582,154
42,500	Nichi-Iko Pharmaceutical Co. Ltd.	975,751
46,700	Sega Sammy Holdings, Inc.	937,534
38,700	Sumitomo Electric Industries Ltd.	476,168
10,700	Unicharm Corp.	610,951

Total Japan		6,289,681

Mexico — 1.0%
267,123	Compartamos Sab de CV	492,660

Total Mexico		492,660

Netherlands — 3.4%
87,600	ING Groep N.V.[1]	630,322
16,800	Koninklijke DSM N.V	978,988

Total Netherlands		1,609,310

Norway — 1.4%
29,100	Subsea 7 SA	683,899

Total Norway		683,899

Philippines — 1.5%
160,600	Security Bank Corp.	716,548

Total Philippines		716,548

Portugal — 1.6%
726,600	Banco Espirito Santo SA	745,223

Total Portugal		745,223

Spain — 1.6%
89,000	Banco Bilbao Vizcaya Argentaria SA	777,135

Total Spain		777,135

Switzerland — 5.4%
9,050	Cie Financiere Richemont SA — Class A	712,522
9,500	Holcim Ltd.	758,822
2,150	Roche Holding AG	501,215
7,200	Swiss Re AG	586,383

Total Switzerland		2,558,942

Thailand — 1.7%
693,300	Bank of Ayudhya PCL	819,398

Total Thailand		819,398

Turkey — 3.3%
491,850	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	786,066
73,100	Turkiye Halk Bankasi AS	781,817

Total Turkey		1,567,883

United Arab Emirates — 1.3%
62,800	Dragon Oil PLC[2]	620,242

See accompanying notes.	18	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Shares		Value
United Arab Emirates — (continued)
Total United Arab Emirates		$620,242

United Kingdom — 15.0%
23,705	Croda International PLC[2]	990,148
333,000	Hays PLC[2]	490,088
51,750	Hunting PLC[2]	701,739
28,500	Johnson Matthey PLC[2]	999,810
55,250	Pearson PLC[2]	994,127
32,235	Rolls-Royce Holdings PLC[12]	554,675
9,900	SABMiller PLC[2]	522,186
37,900	Tullow Oil PLC[2]	709,482
64,300	UBM PLC[2]	689,845
13,500	Weir Group PLC (The)[2]	465,762

Total United Kingdom		7,117,862

Total Common Stock (Cost $42,521,140)		44,058,429

Preferred Stock — 2.1%
Brazil — 2.1%
59,510	Vale SA, ADR[3]
(Cost $1,071,308)		983,700

Total Brazil		983,700

Short-Term Investments — 6.3%
1,495,041	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.11%[4]	1,495,041
1,495,042	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	1,495,042

Total Short-Term Investments (Cost $2,990,083)		2,990,083

Total Investments — 101.1% (Cost $46,582,531)[5]		48,032,212
Liabilities in Excess of Other Assets — (1.1%)		(500,528)

Total Net Assets — 100.0%		$47,531,684

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Belgium	$542,787	—	$542,787	—
Bermuda	481,545	$481,545	—	—
Brazil	983,700	983,700	—	—
Canada	3,675,031	3,675,031	—	—
Finland	1,845,013	—	1,845,013	—
France	4,069,793	—	4,069,793	—
Germany	4,560,225	—	4,560,225	—
Hong Kong	1,256,003	—	1,256,003	—
Indonesia	854,625	—	854,625	—
Ireland	2,774,624	1,132,396	1,642,228	—
Japan	6,289,681	—	6,289,681	—
Mexico	492,660	492,660	—	—
Netherlands	1,609,310	—	1,609,310	—
Norway	683,899	—	683,899	—
Philippines	716,548	—	716,548	—
Portugal	745,223	—	745,223	—
Spain	777,135	—	777,135	—
Switzerland	2,558,942	—	2,558,942	—
Thailand	819,398	—	819,398	—
Turkey	1,567,883	—	1,567,883	—
United Arab Emirates	620,242	620,242	—	—
United Kingdom	7,117,862	—	7,117,862	—
Short-Term Investments	2,990,083	2,990,083	—	—

Total	$48,032,212	$10,375,657	$37,656,555	—

See accompanying notes.	19	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2013 (Unaudited)

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Securities were transferred from Level 2 into Level 1 with an end of period value of $620,242. This transfer occurred as a result of those securities not meeting the percentage change for utilizing the fair valuation model at March 31, 2013.

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	ADR — American Depository Receipt.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $46,776,875. At March 31, 2013, net unrealized appreciation was $1,255,337. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,275,442, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,020,105.

See accompanying notes.	20	CRM Funds

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	5/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	5/20/2013

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	5/20/2013

* Print the name and title of each signing officer under his or her signature.